UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY


                  Investment Company Act file number: 811-08910

                           VINTAGE MUTUAL FUNDS, INC.
               (EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER)

                           1415 28TH STREET, SUITE 200
                           WEST DES MOINES, IOWA 50266
               (ADDRESS OF PRINCIPAL EXECUTIVE OFFICES) (ZIP CODE)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (515) 244-5426

                             AMY MITCHELL, TREASURER
                           VINTAGE MUTUAL FUNDS, INC.
                           1415 28TH STREET, SUITE 200
                           WEST DES MOINES, IOWA 50266
                     (NAME AND ADDRESS OF AGENT FOR SERVICE)

                        COPIES OF ALL COMMUNICATIONS TO:


VERA LICHTENBERGER                        JOHN C. MILES, ESQ.
VINTAGE MUTUAL FUNDS, INC.                DONALD F. BURT, ESQ.
1415 28TH STREET, SUITE 200               CLINE, WILLIAMS, WRIGHT, JOHNSON &
WEST DES MOINES, IOWA 50266                              OLDFATHER
                                          1900 U.S. BANKING, 233 S. 13TH STREET
                                          LINCOLN, NEBRASKA 68508


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Date of fiscal year end: March 31
Date of reporting period: July 1, 2005 - June 30, 2006

The following Vintage Funds owned no securities in the period for which proxies were solicited or voted:

Institutional Money Market Fund
Institutional Reserves Fund
Liquid Assets Fund
Municipal Assets Fund
Vintage Limited Term Bond Fund
Vintage Bond Fund
Vintage Municipal Bond Fund


SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant                  Vintage Mutual Funds, Inc.

By (Signature and Title)    /s/ Jeff Lorenzen, President
                            --------------------------------------------
                            Jeff Lorenzen, President
                            (Principal Executive Officer)

Date August 23, 2006